Share-based Payments - Additional Information (Details)	12 Months Ended
	Mar. 31, 2026 shares MarketCapitalization Periods	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares	Apr. 30, 2025 shares	Aug. 29, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted		0	0
2nd to 46th Trust-type Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	3,807,000	4,011,000	4,299,000	4,516,000	7,047,000	11,636,000
Stock options granted				4,589,000
Number of exercisable period | Periods	5
Number of market capitalization conditions | MarketCapitalization	9
Phantom stock awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	234,000	79,000	79,000	79,000
Stock options granted	155,000
Maximum term of options granted for share-based payment arrangement	11 years 10 months 24 days